Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

12. LEASES

Supplemental balance sheet information related to operating lease was as follows:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Right-of-use assets	3,739,296	6,350,997	903,568
Less: impairment	(1,857,761)	(512,701)	(72,943)
Right-of-use assets	1,881,535	5,838,296	830,625

Operating lease liabilities – current	812,669	2,281,725	324,625
Operating lease liabilities – non-current	1,898,004	4,403,452	626,487
Total operating lease liabilities	2,710,673	6,685,177	951,112

The movement of impairment of right-of-use assets is as follows:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Beginning balance	3,244,676	1,857,761	264,307
Addition	-	-	-
Derecognition	(1,386,915)	(1,345,060)	(191,364)
Ending balance	1,857,761	512,701	72,943

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2025 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.06
Weighted average discount rate	3.62%

A summary of lease expenses recognized in the consolidated statements of operations as of December 31, 2024 and 2025 and supplemental cash flow information related to operating leases were as follows:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Lease expense
Operating lease expense	3,887,462	1,374,121	195,499
Short-term lease expense	19,401,914	24,304,964	3,457,911
Sublease income (1)	(11,725,219)	(14,153,470)	(2,013,640)
Total lease expense	11,564,157	11,525,615	1,639,770

Other information
Cash paid for operating leases	5,561,964	1,309,059	186,242
Right-of-use assets obtained in exchange for operating new lease liabilities	2,272,088	5,201,567	740,036

*(1)	For the years ended December 31, 2023, 2024 and 2025, the Group incurred sublease income of RMB707,009, RMB11,725,219 and RMB14,153,470 (US$2,013,640), and sublease cost of RMB858,098, RMB11,088,503 and RMB12,013,832 (US$1,709,229), respectively.

For the years ended December 31, 2023, 2024 and 2025, the Group incurred total operating lease expenses of RMB24,498,055, RMB11,564,157 and RMB11,525,615 (US$1,639,770) respectively.

For the year ended December 2023, deposit loss of RMB1,494,308 related to the early termination of warehouses and offices, net of an income of RMB1,015,375 from deposits acquired from sublessees’ early termination of warehouses and offices, resulting in a net loss of RMB478,933, credited to consolidated statements of operations for the year ended December 31, 2023.

For the year ended December 2024, derecognition of right-of-use assets of RMB5,772,980 and lease liabilities of RMB8,016,892 and a deposit loss of RMB298,088 upon the lease termination, resulting in a net gain of RMB1,945,824 credited to consolidated statements of operations for the year ended December 31, 2024.

For the year ended December 31, 2025, the Group partially terminated a lease agreement, reducing the leased area from 218 square meters to 100 square meters. This reduction in leased space was accounted for as a lease modification, and the Group recognized a lease termination gain of RMB99,388 (US$14,140) as a result of the partial termination.

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2025:

Year	Amounts
	RMB	US$
2026	2,479,065	352,701
2027	1,502,656	213,786
2028	1,248,788	177,667
2029	1,168,715	166,275
2030	679,907	96,732
Thereafter	79,625	11,328
Total lease payments	7,158,756	1,018,489
Less: imputed interest	473,579	67,377
Total operating lease liabilities, net of interest	6,685,177	951,112